LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LONG TERM DEBT
11. LONG-TERM DEBT

11. LONG-TERM DEBT

Long-term Debt – Related Parties

On July 24, 2019, Dr. Faupel and Mr. Cartwright agreed to an addendum to the debt restructuring exchange agreement and to modify the terms of the original exchange agreement. Under this modification Dr. Faupel and Mr. Cartwright agreed to extend the note to be due in full on the third anniversary of that agreement. The modification also included simple interest at a 6% rate, with the principal and accrued interest due in total at the date of maturity or February 18, 2023.

During the quarter ended September 30, 2018, the Company entered into an exchange agreement dated July 14, 2018, Dr. Faupel, agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $661,000 for a $207,000 promissory note dated September 4, 2018. As a result of the exchange agreement, the Company recorded a gain for extinguishment of debt of $199,000 and a capital contribution of $235,000 during the year ended December 31, 2018. The resulting difference of $20,000 was recorded to accrued interest. In the July 20, 2018 exchange agreement, Dr, Cartwright, agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $1,621,000 for a $319,000 promissory note dated September 4, 2018. As a result of the exchange agreement, the Company recorded a gain for extinguishment of debt of $840,000 and a capital contribution of $432,000 during the year ended December 31, 2018. The resulting difference of $30,000 was recorded to accrued interest and elimination of debt.

On February 19, 2021, the Company entered into new promissory notes replacing the original notes from September 4, 2018, with Mark Faupel and Gene Cartwright. For Dr. Cartwright the principal amount on the new note was $267,085, matures on February 18, 2023, and will accrue interest at a rate of 6%. For Dr. Faupel the principal amount on the new note was $153,178, matures on February 18, 2023, and will accrue interest at a rate of 6%.

On February 19, 2021, the Company exchanged $100,000 and $85,000 of long-term debt for Dr. Cartwright and Dr. Faupel in exchange for 100 and 85 shares of Series F-2 Preferred Stock, respectively.

The table below summarizes the detail of the exchange agreement:

For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven	(454)
Total Interest accrued through December 31, 2020	29
Balance outstanding at December 31, 2020	$236

Exchange for Series F-2 Preferred Stock	(85)
Interest accrued through September 30, 2021	8
Balance outstanding at September 30, 2021	$159

For Dr.Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven	(1,302)
Total Interest accrued through December 31, 2020	45
Balance outstanding at December 31, 2020	$364

Exchange for Series F-2 Preferred Stock	(100)
Interest accrued through September 30, 2021	13
Balance outstanding at September 30, 2021	$277

On March 22, 2021, the Company entered into an exchange agreement with Richard Fowler. As of December 31, 2020, the Company owed Mr. Fowler $546,214 ($412,624 in deferred salary and $133,590 in accrued interest). The Company exchanged $50,000 of the amount owed of $546,214 for 50 share of Series F-2 Preferred Shares (convertible into 200,000 common stock shares), and a $150,000 unsecured note. The note accrues interest at the rate of 6% (18% in the event of default) beginning on March 22, 2022 and be payable in monthly installments of $3,580 for four years, with the first payment being due on March 15, 2022. The effective interest rate of the note is 6.18%. Mr. Fowler forgave $86,554 and may forgive up to $259,661 if the Company complies with the repayment plan described above. Mr. Fowler also has a short-term note for $26,400 and $18,718 in accrued interest.

Future debt obligations which are recorded in the Long-term debt-related parties includes: $271,000, $158,000 and $150,000 for a total of $579,000 for Dr. Cartwright, Dr. Faupel, and Mr. Fowler, respectively. Future debt obligations at September 30, 2021 for debt owed to related parties is as follows:

Year	Amount
2021	$-
2022	30
2023	457
2024	39
2025	41
Thereafter	3
Total	$570

Small Business Administration Loan

On May 4, 2020, the Company received a loan from the Small Business Administration (SBA) pursuant to the Paycheck Protection Program (PPP) as part of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) in the amount of $50,184. The loan bears interest at a rate of 1.00%, and matures in 24 months, with the principal and interest payments being deferred until the date of forgiveness with interest accruing, then converting to monthly principal and interest payments, at the interest rate provided herein, for the remaining eighteen (18) months. Lender will apply each payment first to pay interest accrued to the day Lender received the payment, then to bring principal current, and will apply any remaining balance to reduce principal. Payments must be made on the same day as the date of this Note in the months they are due. Lender shall adjust payments at least annually as needed to amortize principal over the remaining term of the Note. Under the provisions of the PPP, the loan amounts will be forgiven as long as: the loan proceeds are used to cover payroll costs, and most mortgage interest, rent, and utility costs over a 24 week period after the loan is made; and employee and compensation levels are maintained. In addition, payroll costs are capped at $100,000 on an annualized basis for each employee. Not more than 40% of the forgiven amount may be for non-payroll costs. As of September 30, 2021 and December 31, 2020, the outstanding balance was $17,837 (this amount is recorded in current portion of long-term debt) and $50,477, including $331 and $293 in accrued interest, respectively. During the nine month period ended September 30, 2021, the Company was notified that the application for loan forgiveness was approved in the amount of $23,742 in principal and $234 in interest.

10% Senior Unsecured Convertible Debenture

On May 17, 2021, the Company issued 10% Senior Unsecured convertible debentures to investors, which mature on May 17, 2024 (the “Maturity Date”). The Company subscribed $1,130,000 of the $1,000 convertible debentures. The terms of the debentures are as follows: 1) the principal amount of some or all of the convertible debentures and accrued interest are convertible into common stock shares at the holder’s option, at a price of $0.50 per common stock share (the “conversion price”), subject to adjustment in certain events, at any time prior to maturity date; 2) upon successful uplist to a U.S. National Exchange, the note will automatically convert into the uplisting financing; 3) each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023; 4) if a Change of Control (as defined in the Convertible Debenture Certificate) occurs prior to the Maturity Date, unless the holder elects in writing to convert the Convertible Debentures into common shares, the Company will repay in cash upon the closing of such Change of Control all outstanding principal and accrued interest under each Convertible Debenture plus a Change of Control premium equal to an additional 3% of the outstanding principal sum under such Convertible Debenture. Prior to the closing of an Change of Control, in lieu of repayment as set forth in the preceding sentence, the holder has the right to elect in writing to convert, effective immediately prior to the effective date of such Change of Control, all outstanding principal and accrued Interest under the Convertible Debentures into common shares at the Conversion Price; 5) Subject to a holder’s option of electing conversion prior to the Redemption Date (as such term is defined below), on or after the date that is 24 months from the Closing Date if the daily volume weighted average trading price of the common shares is $1.50 per common share or more for each trading day over a 30 consecutive trading day period, the Company may, at any time (the “Redemption Date”), at its option, redeem all, or any portion of the Convertible Debentures for either: (i) a cash payment (in the form of a certified cheque or bank draft) that is equal to all outstanding principal and accrued interest under each Convertible Debenture up to the Redemption Date; or (ii) by issuing and delivering common shares to the holders of Convertible Debentures at a deemed price of US$0.50 per common share that is equal to all outstanding principal and accrued interest under each Convertible Debenture up to the Redemption Date, or any combination of (i) or (ii), upon not less than 30 days and not more than 60 days prior written notice in the manner provided in the Debenture Certificate, to the holder of Convertible Debentures.

At September 30, 2021, the balance due on the 10% Senior Secured Convertible Debenture was $1,130,000 and accrued interest of $43,341. At September 30, 2021, the Company had also recorded a bond payable discount of $266,413 and had also unamortized debt issuance costs of $76,320, for a net balance of $787,267.

12. LONG-TERM DEBT

Long-term Debt – Related Parties

On July 24, 2019, Dr. Faupel and Mr. Cartwright agreed to an addendum to the debt restructuring exchange agreement and to modify the terms of the original exchange agreement. Under this modification Dr. Faupel and Mr. Cartwright agreed to extend the note to be due in full on the third anniversary of that agreement. The modification also included simple interest at a 6% rate, with the principal and accrued interest due in total at the date of maturity or September 4, 2021, the terms are currently being updated and an amended modification is expected to be completed.

During the quarter ended September 30, 2018, the Company entered into an exchange agreement dated July 14, 2018, Dr Faupel, agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $661,000 for a $207,000 promissory note dated September 4, 2018. As a result of the exchange agreement, the Company recorded a gain for extinguishment of debt of $199,000 and a capital contribution of $235,000 during the year ended December 31, 2018. The resulting difference of $20,000 was recorded to accrued interest. In the July 20, 2018 exchange agreement, Dr, Cartwright, agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $1,621,000 for a $319,000 promissory note dated September 4, 2018. As a result of the exchange agreement, the Company recorded a gain for extinguishment of debt of $840,000 and a capital contribution of $432,000 during the year ended December 31, 2018. The resulting difference of $30,000 was recorded to accrued interest and elimination of debt.

Troubled Debt Restructuring

The debt extinguished for Mr. Cartwright and Mr. Faupel meet the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. The troubled debt restructuring for Long-term Debt – Related Parties, had an immaterial effect on the Company’s basic or diluted earnings per share calculation for December 31, 2020 and 2019 as the gain was recorded in 2018.

The table below summarizes the detail of the exchange agreement:

For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	$661
Amount forgiven during the quarter ended September 30, 2018	(454)
Promissory note dated September 4, 2018	$207
Interest accrued through December 31, 2019	17
Balance outstanding at December 31, 2019	$224
Interest accrued through December 31, 2020	12
Balance outstanding at December 31, 2020	$236
For Dr. Cartwright:
Salary	$337
Bonus	675
Interest on compensation	59
Loans to Company	528
Interest on loans	22
Total outstanding prior to exchange	$1,621
Amount forgiven during the quarter ended September 30, 2018	(1,302)
Promissory note dated September 4, 2018	$319
Interest accrued through December 31, 2019	26
Balance outstanding at December 31, 2019	$345
Interest accrued through December 31, 2020	19
Balance outstanding at December 31, 2020	$364
On February 19, 2021, the Company entered into a new promissory note replacing the original note from September 4, 2018, with Mark Faupel and Gene Cartwright. For Dr. Cartwright the principal amount on the new note was $267,085, matures on February 18, 2023, and will accrue interest at a rate of 6%. For Dr. Faupel the principal amount on the new note was $153,178, matures on February 18, 2023, and will accrue interest at a rate of 6%.

On February 19, 2021, the Company exchanged $100,000 and $85,000 of long-term debt for Dr. Cartwright and Dr. Faupel in exchange for 100 and 85 shares of Series F Preferred Stock, respectively.

Future debt obligations at December 31, 2020 for Long-term Debt – Related Parties are as follows (in thousands):

Year	Amount
2021	$-
2022	200
2023	215
Totals	$415

Long-term debt

On May 4, 2020, the Company received a loan from the Small Business Administration (SBA) pursuant to the Paycheck Protection Program (PPP) as part of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) in the amount of $50,184. The loan bears interest at a rate of 1.00%, and matures in 24 months, with the principal and interest payments being deferred until the date of forgiveness with interest accruing, then converting to monthly principal and interest payments, at the interest rate provided herein, for the remaining eighteen (18) months. Lender will apply each payment first to pay interest accrued to the day Lender received the payment, then to bring principal current, and will apply any remaining balance to reduce principal. Payments must be made on the same day as the date of this Note in the months they are due. Lender shall adjust payments at least annually as needed to amortize principal over the remaining term of the Note. Under the provisions of the PPP, the loan amounts will be forgiven as long as: the loan proceeds are used to cover payroll costs, and most mortgage interest, rent, and utility costs over a 24 week period after the loan is made; and employee and compensation levels are maintained. In addition, payroll costs are capped at $100,000 on an annualized basis for each employee. Not more than 40% of the forgiven amount may be for non-payroll costs. As of December 31, 2020, the outstanding balance was $50,477 including $293 in accrued interest. The Company has applied to have the loan forgiven.